Right of use assets and related lease liabilities - Activity of the right of use assets (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) tanker vessel	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Cost
As of January 1, 2023	$ 820,660
Transfer to vessels, net	(383,714)
Additions	3,619
Fully depreciated assets	(900)
As of June 30, 2023	439,665
Accumulated depreciation and impairment
As of January 1, 2023	(130,834)
Charge for the period	(18,003)	$ (19,488)
Transfer to vessels, net	57,069
Fully depreciated assets	900
As of June 30, 2023	(90,868)
Net book value	$ 348,797		$ 689,826
IFRS 16 - Leases - $670.0 Million | Commitments to exercise purchase options
Accumulated depreciation and impairment
Number of vessels | tanker	15
IFRS 16 - Leases - $670.0 Million | Lease option to purchase, option exercised
Accumulated depreciation and impairment
Number of vessels | tanker	15
Vessels
Cost
As of January 1, 2023	$ 798,083
Transfer to vessels, net	(375,159)
Additions	3,619
Fully depreciated assets	0
As of June 30, 2023	426,543
Accumulated depreciation and impairment
As of January 1, 2023	(114,902)
Charge for the period	(15,737)
Transfer to vessels, net	49,142
Fully depreciated assets	0
As of June 30, 2023	(81,497)
Net book value	$ 345,046		683,181
Vessels | Lease option to purchase, option exercised
Accumulated depreciation and impairment
Number of vessels transferred to Vessels and Drydock | vessel	9
Drydock
Cost
As of January 1, 2023	$ 22,577
Transfer to vessels, net	(8,555)
Additions	0
Fully depreciated assets	(900)
As of June 30, 2023	13,122
Accumulated depreciation and impairment
As of January 1, 2023	(15,932)
Charge for the period	(2,266)
Transfer to vessels, net	7,927
Fully depreciated assets	900
As of June 30, 2023	(9,371)
Net book value	$ 3,751		$ 6,645